Net fee and commission income	6 Months Ended
Jun. 30, 2026
Fee and commission income (expense) [abstract]
Net fee and commission income	Net fee and commission income
Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from
Contracts with Customers.

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
Half year ended 30.06.26	£m	£m	£m	£m	£m	£m
Fee type
Transactional	229	14	165	1,205	107	1,720
Advisory	—	174	452	—	—	626
Brokerage and execution	—	91	1,086	—	—	1,177
Underwriting and syndication	58	—	1,451	62	—	1,571
Other	5	1	49	—	14	69
Total revenue from contracts with customers	292	280	3,203	1,267	121	5,163
Other non-contract fee income	14	—	87	—	—	101
Fee and commission income	306	280	3,290	1,267	121	5,264
Fee and commission expense	(46)	(21)	(738)	(921)	(32)	(1,758)
Net fee and commission income	260	259	2,552	346	89	3,506

	Barclays UK Corporate Bank	Barclays Private Bank and Wealth Management	Barclays Investment Bank	Barclays US Consumer Bank	Head Office	Barclays Bank Group
Half year ended 30.06.25	£m	£m	£m	£m	£m	£m
Fee type
Transactional	229	15	171	1,333	130	1,878
Advisory	—	166	282	—	—	448
Brokerage and execution	—	79	979	—	—	1,058
Underwriting and syndication	51	—	1,391	—	—	1,442
Other	6	2	34	—	15	57
Total revenue from contracts with customers	286	262	2,857	1,333	145	4,883
Other non-contract fee income	14	—	65	—	—	79
Fee and commission income	300	262	2,922	1,333	145	4,962
Fee and commission expense	(49)	(19)	(677)	(959)	(38)	(1,742)
Net fee and commission income	251	243	2,245	374	107	3,220
Fee types
Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees.
These include interchange and merchant fee income generated from credit and bank card usage.
Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings.
Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions and facilitating foreign exchange transactions for spot/forward contracts.
Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. These include commitment fees to provide loan financing.